Consolidated Statements of Other Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Profit for the year	$ 2,442	$ 444,838	$ 268,120
Items that are or will be subsequently reclassified to profit or loss
Foreign currency translation differences in respect of foreign operations	22,523	8,672	29,320
Foreign currency translation and capital reserves differences reclassified to profit or loss due to third party investment in Qoros		(15,073)
Group's share in other comprehensive loss of associated companies	(3,201)	(177)	(1,239)
Effective portion of change in the fair value of cash-flow hedges	(8,309)	491	19,489
Change in fair value of derivative financial instruments used for hedging cash flows recorded to the cost of the hedged item	1,351
Change in fair value of derivatives used to hedge cash flows transferred to the statement of profit & loss	2,743
Income taxes in respect of components of other comprehensive income/(loss)	252	(104)	(6,142)
Total other comprehensive income/(loss) for the year	15,359	(6,191)	41,428
Total comprehensive income for the year	17,801	438,647	309,548
Attributable to:
Kenon's shareholders	(2,353)	432,576	270,175
Non-controlling interests	20,154	6,071	39,373
Total comprehensive income for the year	$ 17,801	$ 438,647	$ 309,548